UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.L.C.
           --------------------------------------------------
Address:   65 East 55th Street - 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce S. Darringer
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     (212) 812-3100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Bruce S. Darringer          New York, New York          8/20/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:        $ 641,591
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number               Name

1                 28-10358                       KING STREET CAPITAL, LTD.

2                 28-10355                       BRIAN J. HIGGINS

3                 28-10357                       O. FRANCIS BIONDI, JR.

4                 28-10701                       KING STREET CAPITAL, L.P.


                                                          VALUE      SHRS OR  SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT  PRN  CALL   DISCRETION  MANAGER   SOLE   SHARED NONE

ALTRIA GROUP INC            COM               02209S103   6,807      136,000   SH   CALL   Defined    1, 2, 3
ALTRIA GROUP INC            COM               02209S103   3,203       64,000   SH   CALL   Defined    2, 3, 4

AT&T CORP                   COM NEW           001957505   4,038      276,000   SH   CALL   Defined    1, 2, 3
AT&T CORP                   COM NEW           001957505   1,814      124,000   SH   CALL   Defined    2, 3, 4

CALPINE CORP                COM               131347106   2,027      469,131   SH          Defined    1, 2, 3    469,131
CALPINE CORP                COM               131347106     911      210,769   SH          Defined    2, 3, 4    210,769

CALPINE CORP                COM               131347106   8,009    1,854,000   SH   CALL   Defined    1, 2, 3
CALPINE CORP                COM               131347106   3,599      833,000   SH   CALL   Defined    2, 3, 4

CENTURYTEL INC              COM               156700106   4,560      151,800   SH   CALL   Defined    1, 2, 3
CENTURYTEL INC              COM               156700106   2,049       68,200   SH   CALL   Defined    2, 3, 4

CITIGROUP INC               *W EXP 99/99/999  172967127       6        6,400   WTS         Defined    1, 2, 3      6,400
CITIGROUP INC               *W EXP 99/99/999  172967127       3        3,600   WTS         Defined    2, 3, 4      3,600

CLEVELAND CLIFFS INC        COM               185896107   1,945       34,500   SH          Defined    1, 2, 3     34,500
CLEVELAND CLIFFS INC        COM               185896107     874       15,500   SH          Defined    2, 3, 4     15,500

DANIELSON HLDG CORP         COM               236274106   4,131      597,877   SH          Defined    1, 2, 3    597,877
DANIELSON HLDG CORP         COM               236274106   1,856      268,611   SH          Defined    2, 3, 4    268,611

DELTA AIR LINES INC DEL     COM               247361108     232       32,568   SH          Defined    1, 2, 3     32,568
DELTA AIR LINES INC DEL     COM               247361108     104       14,632   SH          Defined    2, 3, 4     14,632

DELTA AIR LINES INC DEL     COM               247361108   4,053      569,200   SH   CALL   Defined    1, 2, 3
DELTA AIR LINES INC DEL     COM               247361108   1,821      255,800   SH   CALL   Defined    2, 3, 4

DURBAN ROODEPOORT DEEP LTD  SPONSORED ADR     266597301     348      138,000   WTS         Defined    1, 2, 3    138,000
DURBAN ROODEPOORT DEEP LTD  SPONSORED ADR     266597301     156       62,000   WTS         Defined    2, 3, 4     62,000

EDISON INTL                 COM               281020107   4,411      172,500   SH   CALL   Defined    1, 2, 3
EDISON INTL                 COM               281020107   1,982       77,500   SH   CALL   Defined    2, 3, 4

EXIDE TECHNOLOGIES          COM NEW           302051206  23,608    1,154,417   SH          Defined    1, 2, 3  1,154,417
EXIDE TECHNOLOGIES          COM NEW           302051206  11,110      543,255   SH          Defined    2, 3, 4    543,255

EXIDE TECHNOLOGIES          *W EXP 99/99/999  302051123     121       24,706   WTS         Defined    1, 2, 3     24,706
EXIDE TECHNOLOGIES          *W EXP 99/99/999  302051123      57       11,626   WTS         Defined    2, 3, 4     11,626

GOODYEAR TIRE & RUBR CO     COM               382550101   6,899      759,000   SH   CALL   Defined    1, 2, 3
GOODYEAR TIRE & RUBR CO     COM               382550101   3,100      341,000   SH   CALL   Defined    2, 3, 4

GRACE W R & CO DEL NEW      COM               38388F108   6,506    1,049,283   SH          Defined    1, 2, 3  1,049,283
GRACE W R & CO DEL NEW      COM               38388F108   2,923      471,417   SH          Defined    2, 3, 4    471,417

JOY GLOBAL INC              COM               481165108     216        7,229   SH          Defined    1, 2, 3      7,229
JOY GLOBAL INC              COM               481165108     144        4,821   SH          Defined    2, 3, 4      4,821

KINDRED HEALTHCARE INC      *W EXP 04/20/200  494580111   9,309      387,872   WTS         Defined    1, 2, 3    387,872
KINDRED HEALTHCARE INC      *W EXP 04/20/200  494580111   4,381      182,528   WTS         Defined    2, 3, 4    182,528

KINDRED HEALTHCARE INC      *W EXP 04/20/200  494580129  14,856      686,188   WTS         Defined    1, 2, 3    686,188
KINDRED HEALTHCARE INC      *W EXP 04/20/200  494580129   6,991      322,912   WTS         Defined    2, 3, 4    322,912

MASSEY ENERGY CORP          COM               576206106  16,545      586,500   SH   CALL   Defined    1, 2, 3
MASSEY ENERGY CORP          COM               576206106   7,433      263,500   SH   CALL   Defined    2, 3, 4

NRG ENERGY INC              COM NEW           629377508   1,711       69,000   SH          Defined    1, 2, 3     69,000
NRG ENERGY INC              COM NEW           629377508     769       31,000   SH          Defined    2, 3, 4     31,000

PG&E CORP                   COM               69331C108 229,183    8,202,675   SH          Defined    1, 2, 3  8,202,675
PG&E CORP                   COM               69331C108 123,406    4,416,825   SH          Defined    2, 3, 4  4,416,825

PMA CAP CORP                CL A              693419202   4,887      542,961   SH          Defined    1, 2, 3    542,961
PMA CAP CORP                CL A              693419202   2,195      243,939   SH          Defined    2, 3, 4    243,939

SAFEWAY INC                 COM NEW           786514208   5,169      204,000   SH   PUT    Defined    1, 2, 3    204,000
SAFEWAY INC                 COM NEW           786514208   2,433       96,000   SH   PUT    Defined    2, 3, 4     96,000

SEMPRA ENERGY               COM               816851109  49,889    1,449,000   SH          Defined    1, 2, 3  1,449,000
SEMPRA ENERGY               COM               816851109  22,414      651,000   SH          Defined    2, 3, 4    651,000

TOYS R US INC               COM               892335100   2,609      163,800   SH   CALL   Defined    1, 2, 3
TOYS R US INC               COM               892335100   1,172       73,600   SH   CALL   Defined    2, 3, 4

USEC INC                    COM               90333E108  15,605    1,779,372   SH          Defined    1, 2, 3  1,779,372
USEC INC                    COM               90333E108   7,011      799,428   SH          Defined    2, 3, 4    799,428
                                                          -------
                                                          641,591
                                                          =======
